WARRANTS (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 15, 2025	Jun. 30, 2025	May 25, 2025	May 08, 2025	Apr. 18, 2025	Jan. 15, 2025	Dec. 31, 2024
Warrants
Number of warrant issued	507,500	1,045,000		675,000	125,000	150,000	150,000	250,000	1,000,000
Warrant exercise price	$ 8.00	$ 0.50	$ 0.50	$ 0.50					$ 0.50
Intrinsic value	$ 29,214,092	$ 15,247,000